Income Taxes (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Operating Loss Carryforwards [Line Items]
Tax Credit Carryforward, Expiration Date	Dec. 31, 2038
Tax Credit Carryforward, Amount	$ 149	$ 323
Allocations For Bad Debt Deductions Of Former Thrift Subsidiaries Included In Retained Earnings	$ 100	$ 100
Income Tax Examination No Longer Subject To Prior Date	2013